Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss	$ (4,313)	$ (10,727)
Total unrealized (losses)/gains from hedging financial instruments	6,414	(437)	$ (3,501)
Losses reclassified to income	$ 0	$ 0	$ (154)